SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Start-up costs	$ 149,746	$ 228,309
Net operating loss	1,734,528	329,133
Total deferred tax assets	1,884,274	557,443
Deferred tax liabilities:
Acquisition costs	(7,961)
Depreciation expense	(26,181)
Total deferred tax liabilities:	(34,142)
Less: valuation allowance	(1,850,132)	(557,443)
Net deferred taxes